Earnout Liability (Tables)	3 Months Ended
Mar. 31, 2026
Earnout Liability [Abstract]
Schedule of Fair Value Measurement is Estimated Utilizing Level 3 Inputs

The following table summarizes the activity for the earnout liability, where fair value measurement is estimated utilizing Level 3 inputs:

	Three months ended March 31, 2026	Year ended December 31, 2025
	U.S. dollars in thousands
Fair value at the beginning of the period	282	2,413
Reclassification of Revenues Earnout to other current liabilities	-	(1,962)
Change in fair value of earnout liability	(282)	(169)
Fair value at the end of the period	-	282